Earnings/ (Losses) per share (Tables)	6 Months Ended
Jun. 30, 2018
Earnings/ (Losses) per Share [Abstract]
Earnings/ (Losses) per share
	Six-month period ended June 30,
	2017			2018
	Loss (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share	Income (numerator)	Weighted-average number of outstanding shares (denominator)	Amount per share
Net income/ (loss) attributable to DryShips Inc.	$(26,351)	-	$-	$4,349	-	$-
Basic and diluted EPS/LPS
Income/ (Loss) available to common stockholders	$(26,351)	243,433	$(108.25)	$4,349	102,123,365	$0.04